Schedule of Fair Value of Assets and Liabilities (Details) (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Long-term debt, gross	$ 65,750	$ 77,780
Promissory Note [Member]
Short-Term Debt [Line Items]
Long-term debt, gross	6,000
Long-term debt, fair value	$ 5,968